Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
20. Related party transactions:

The Company's related parties are CWI, Minda Westport Technologies Limited, directors, officers and shareholders which own greater than 10% of the Company's shares.
(a) Pursuant to the amended and restated JVA, the Company engages in transactions with CWI (see note 7). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.(b) The Company engages in transactions with Minda Westport Technologies Limited and recorded $1,593 of accounts receivable as at December 31, 2021 (December 31, 2020 - $996). During the year ended December 31, 2021, the Company sold inventory to Minda Westport Technologies Limited for $2,232 (December 31, 2020 - $1,927).